UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2004.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Chairman
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     November 8, 2004



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       72
Form 13F Information Table Value Total:	      311,070,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      15,627     5,443   Sole   None
Walgreen Company                931422109      14,353   400,579   Sole   None
Pfizer, Inc                     717081103      12,050   393,802   Sole   None
Johnson & Johnson               478160104      11,504   204,225   Sole   None
Intuit                          461202103      11,151   245,619   Sole   None
PepsiCo, Inc.                   713448108      10,723   220,416   Sole   None
Costco Wholesale Corp.          22160K105      10,125   243,913   Sole   None
Fortune Brands                  349631101       9,691   130,794   Sole   None
Home Depot                      437076102       9,393   239,616   Sole   None
ConocoPhillips                  20825C104       9,366   113,048   Sole   None
Cendant                         151313103       9,202   426,031   Sole   None
Ace Ltd.                        004644100       9,016   225,053   Sole   None
Yum Brands Inc.                 895953107       8,835   217,291   Sole   None
Microsoft Corp.                 594918104       8,820   318,984   Sole   None
United Technologies             913017109       8,580    91,881   Sole   None
American Standard               029712106       8,398   215,822   Sole   None
First Data                      319963104       8,593   191,975   Sole   None
Medtronic Inc.                  585055106       8,257   159,094   Sole   None
Viacom Inc.             B       925524308       7,562   225,340   Sole   None
Triad Hospitals                 89579K109       7,506   217,950   Sole   None
Alliant Techsystems Inc.        018804104       7,146   118,123   Sole   None
Patina Oil & Gas Corp.          703224105       6,710   226,934   Sole   None
General Electric                369604103       6,614   196,970   Sole   None
Estee Lauder Company            518439104       6,107   146,098   Sole   None
Total SA ADR                    89151E109       5,893    57,680   Sole   None
Rent A Center                   76009N100       5,854   226,356   Sole   None
Wells Fargo & Co.               949746101       5,839    97,917   Sole   None
Alberto Culver Co.              013068101       5,834   134,183   Sole   None
Comcast Corp.           A       200300200       5,586   200,065   Sole   None
Marsh & McLennan                571748102       5,449   119,082   Sole   None
Cisco Systems                   17275R102       5,327   294,335   Sole   None
Health Mgmt Assoc               421933102       5,284   258,654   Sole   None
Sysco Corporation               871829107       4,914   164,250   Sole   None
Fair Isaac Inc.                 303250104       4,307   147,492   Sole   None
Berkshire Hathaway      A       084670108       3,033        35   Sole   None
Coach Inc.                      189754104       1,934    45,580   Sole   None
General Dynamics                369550108       1,675    16,400   Sole   None
Polaris Industries              731068102       1,518    27,187   Sole   None
Energizer Holdings Inc.         29266R108       1,461    31,685   Sole   None
Doral Financial Corp.           25811P100       1,391    33,550   Sole   None
Dollar Tree Stores Inc.         256747106       1,390    51,560   Sole   None
RenaissanceRe Hldg.             G7496G103       1,335    25,890   Sole   None
Meritage Corp.                  59001A102       1,315    16,725   Sole   None
Ball Corp                       058498106       1,254    33,510   Sole   None
GTECH Holdings Corp             400518106       1,223    48,299   Sole   None
Pepsi Bottling Group            713409100       1,144    42,129   Sole   None
Brown & Brown                   115236101       1,135    24,837   Sole   None
Patterson Companies	        703412106       1,013    13,225   Sole   None
ICU Medical Inc.                44930G107         875    33,600   Sole   None
Advance Auto Parts              00751Y106         716    20,800   Sole   None
Devon Energy Corp               25179M103         708     9,965   Sole   None
Sunrise Assisted Living         86768K106         693    19,725   Sole   None
Corinthian Colleges             218868107         690    51,200   Sole   None
Biomet, Inc                     090613100         684    14,586   Sole   None
Varian Medical Systems Inc.     92220P105         664    19,200   Sole   None
Thor Industries Inc.            885160101         629    23,775   Sole   None
Wendys International            950590109         625    18,595   Sole   None
Helen of Troy Ltd.              G4388N106         540    19,825   Sole   None
Symantec Corp.                  871503108         468     8,519   Sole   None
Mohawk Industries               608190104         428     5,390   Sole   None
Pulte Homes Inc.                745867101         384     6,265   Sole   None
Panera Bread Company            69840W108         359     9,550   Sole   None
Cognizant Tech Solutions Corp   192446102         349    11,450   Sole   None
Gilead Sciences                 375558103         343     9,170   Sole   None
American Healthways             02649V104         331    11,375   Sole   None
Bio-Reference Lab Inc.          09057G602         326    23,376   Sole   None
Yankee Candle                   984757104         312    10,760   Sole   None
Encore Acquisition Co.          29255W100         266     7,700   Sole   None
Fifth Third Bancorp             316773100         255     5,175   Sole   None
First American Corp.            318522307         232     7,520   Sole   None
Frontier Insurance Group        359081106           2    10,000   Sole   None
MBST                            59500X108           0    13,506   Sole   None

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